CAPITAL STOCK	6 Months Ended
Sep. 30, 2023
Capital Stock
CAPITAL STOCK

NOTE 12. CAPITAL STOCK

(a)	Authorized ordinary shares: Unlimited number of Portage ordinary shares without par value.
(b)	The following is a roll-forward of Portage’s ordinary shares for the six months ended September 30, 2023 and 2022:

	Six Months Ended September 30,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	17,606	$218,782	13,349	$158,324
Shares issued under public offering and ATM, net of issue costs	186	662	—	—
Shares issued or accrued for services	16	50	8	60
Shares issued in Tarus acquisition	—	—	2,426	17,200
Shares issued in iOx exchange	—	—	1,070	9,737
Excess of non-controlling interest acquired over consideration – iOx	—	—	—	29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	—	—	94	900
Balance, end of period	17,808	$219,494	16,947	$215,830

Portage filed a shelf registration statement with the SEC under which it may sell ordinary shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“Registration Statement”). In connection with the Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covers the offering, issuance and sale by Portage of up to $200,000,000 in the aggregate of the securities identified above from time to time in one or more offerings;
•	a prospectus supplement, which covers the offer, issuance and sale by Portage in its ATM offering of up to a maximum aggregate offering price of $50,000,000 of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement, dated February 24, 2021 (the “Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);
•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwritten public offering with Cantor Fitzgerald; and
•	a prospectus supplement dated August 19, 2022, for the resale of up to $30,000,000 in ordinary shares that Portage may sell from time to time to Lincoln and an additional 94,508 shares that were issued to Lincoln.

The Sales Agreement permits the Company to sell in an ATM program up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Upon termination of the Sales Agreement, any portion of the $50,000,000 included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus.

During Fiscal 2022, the Company sold 90,888 ordinary shares under the ATM program, generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

The Company has issued 2,425,999 ordinary shares in connection with the acquisition of Tarus Therapeutics, Inc. and in connection with the Tarus Therapeutics, Inc.’s acquisition it may issue additional ordinary shares. See Note 9, “Acquisition of Tarus,” for a further discussion.

On July 18, 2022, the Company entered into the iOx Share Exchange Agreement under which it exchanged 1,070,000 ordinary shares of the Company for the remaining minority interest of 21.68% of iOx. See Note 16, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion.

On July 6, 2022, the Company entered into a Purchase Agreement (the “Committed Purchase Agreement”) with Lincoln, under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be Depository Trust Company eligible, among other things. The Committed Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the date of the Committed Purchase Agreement, excluding, however, an ATM transaction with a registered broker-dealer, which includes any sales under the Sales Agreement with Cantor Fitzgerald.

As discussed in Note 2, “Going Concern,” the Company’s access to the ATM program and the Committed Purchase Agreement is generally limited based on the Company’s trading volume on Nasdaq. See Note 15, “Commitments and Contingent Liabilities – Committed Purchase Agreement,” for a further discussion.

From April 1, 2023 through September 30, 2023, the Company sold 186,604 ordinary shares under the ATM program, generating net proceeds of approximately $0.7 million.

In Fiscal 2023, the Company sold 166,145 ordinary shares under the ATM program, generating net proceeds of approximately $0.9 million. Separately, in Fiscal 2023, the Company sold 480,000 ordinary shares to Lincoln under the Committed Purchase Agreement for net proceeds totaling approximately $2.0 million.